Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 34,994	$ 31,637
Less accumulated depreciation	13,682	12,420
Total premises and equipment	21,312	19,217
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	717	716
Less accumulated depreciation	80	63
Total premises and equipment held for sale	637	653
Land [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	2,719	2,633
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	153	153
Buildings [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	22,081	20,890
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	564	563
Leasehold Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	1,302	1,267
Furniture and Equipment [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 8,892	$ 6,847